SHARE-BASED COMPENSATION (Details - Assumptions)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.71%	4.20%
Expected term (in years)	2 years 1 month 24 days	2 years 8 months 26 days
Volatility	35.37%	36.25%